Prepaid and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Prepaid and Other Current Assets
Schedule of prepaid and other current assets

	2025	2024
Prepaid expenses	$763	$931
Suspense – Funding issuance costs	844	132
Total	$1,607	$1,063